Film Related Obligations - Summary of Forth Future Annual Repayment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
2025	$ 860.3
2026	44.5
2027	888.7
2028	0.0
2029	0.0
Total	1,793.5	$ 1,259.9
Less unamortized issuance costs	(10.2)
Long-term debt	1,783.3	1,243.6
Film Related Obligations [Member]
Debt Instrument [Line Items]
2025	1,393.1
2026	393.1
2027	18.8
2028	144.4
2029	0.0
Thereafter	0.0
Total	1,949.4	1,951.5
Less unamortized issuance costs	(11.4)	(11.4)
Long-term debt	1,938.0	1,940.1
Film Related Obligations [Member] | Production Loans [Member]
Debt Instrument [Line Items]
2025	973.3
2026	318.9
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	1,292.2	1,349.9
Film Related Obligations [Member] | Production Tax Credit Facility [Member]
Debt Instrument [Line Items]
2025	260.0
2026	0.0
2027	0.0
2028	0.0
2029	0.0
Thereafter	0.0
Total	260.0	231.8
Film Related Obligations [Member] | Back Log Facility And Other [Member]
Debt Instrument [Line Items]
2025	118.8
2026	24.1
2027	0.0
2028	144.4
2029	0.0
Thereafter	0.0
Total	287.3	226.0
Film Related Obligations [Member] | IP Credit Facility [Member]
Debt Instrument [Line Items]
2025	41.0
2026	50.1
2027	18.8
2028	0.0
2029	0.0
Thereafter	0.0
Total	$ 109.9	$ 143.8